Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              WWW.DRINKERBIDDLE.COM


                                December 13, 2006


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      BHR INSTITUTIONAL FUNDS
                  (1933 ACT REGISTRATION NO. 333-135371)
                  (1940 ACT REGISTRATION NO. 811-21913)

Ladies and Gentlemen:

                  On behalf of BHR Institutional Funds (the "Trust") transmitted herewith for filing under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A (the "Amendment"). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register new investment portfolios of the Trust: the ClariVest International Equity Fund and ClariVest SMid Cap Growth Fund and their shares.

                  Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2959.


                                                    Very truly yours,

                                                    /s/ JOSHUA B. DERINGER
                                                    ----------------------------
                                                    Joshua B. Deringer



cc:  Michael P. Malloy